Interest in Subsidiaries (Details) - Schedule of following table lists the entities which are controlled by the group		12 Months Ended
		Feb. 28, 2023	Feb. 28, 2022
Cartrack Holdings Proprietary Limited [Member]
Interest in Subsidiaries (Details) - Schedule of following table lists the entities which are controlled by the group [Line Items]
Held by	[1]	Karooooo Ltd
Country of incorporation	[1]	South Africa
% holding	[1]	100.00%	100.00%
Carzuka.com Pte Ltd [Member]
Interest in Subsidiaries (Details) - Schedule of following table lists the entities which are controlled by the group [Line Items]
Held by	[2]	Karooooo Ltd
Country of incorporation	[2]	Singapore
% holding	[2]	100.00%	100.00%
Karooooo Management Company Pte. Ltd. [Member]
Interest in Subsidiaries (Details) - Schedule of following table lists the entities which are controlled by the group [Line Items]
Held by		Karooooo Ltd
Country of incorporation		Singapore
% holding		100.00%	100.00%
Karooooo Software Pte. Ltd. [Member]
Interest in Subsidiaries (Details) - Schedule of following table lists the entities which are controlled by the group [Line Items]
Held by		Karooooo Ltd
Country of incorporation		Singapore
% holding		100.00%	100.00%
Karooooo Proprietary Ltd [Member]
Interest in Subsidiaries (Details) - Schedule of following table lists the entities which are controlled by the group [Line Items]
Held by		Karooooo Ltd
Country of incorporation		South Africa
% holding		100.00%	100.00%
Karooooo Cartrack Limited 11 [Member]
Interest in Subsidiaries (Details) - Schedule of following table lists the entities which are controlled by the group [Line Items]
Held by	[3]	Karooooo Ltd
Country of incorporation	[3]	Uganda
% holding	[3]	100.00%
Cartrack (Cambodia) Co. Ltd [Member]
Interest in Subsidiaries (Details) - Schedule of following table lists the entities which are controlled by the group [Line Items]
Held by		Karooooo Management Company Pte. Ltd.
Country of incorporation		Cambodia
% holding		100.00%
Carzuka Pte Ltd [Member]
Interest in Subsidiaries (Details) - Schedule of following table lists the entities which are controlled by the group [Line Items]
Held by	[2]	Carzuka.com Pte. Ltd.
Country of incorporation	[2]	Singapore
% holding	[2]	100.00%	100.00%
Karooooo Technologies Proprietary Limited [Member]
Interest in Subsidiaries (Details) - Schedule of following table lists the entities which are controlled by the group [Line Items]
Held by	[4]	Karooooo Proprietary Ltd
Country of incorporation	[4]	South Africa
% holding	[4]	100.00%	100.00%
Cartrack Management Services Proprietary Limited [Member]
Interest in Subsidiaries (Details) - Schedule of following table lists the entities which are controlled by the group [Line Items]
Held by		Cartrack Holdings Proprietary Limited
Country of incorporation		South Africa
% holding		100.00%	100.00%
Cartrack Proprietary Limited [Member]
Interest in Subsidiaries (Details) - Schedule of following table lists the entities which are controlled by the group [Line Items]
Held by		Cartrack Holdings Proprietary Limited
Country of incorporation		South Africa
% holding		100.00%	100.00%
Cartrack Manufacturing Proprietary Limited [Member]
Interest in Subsidiaries (Details) - Schedule of following table lists the entities which are controlled by the group [Line Items]
Held by		Cartrack Holdings Proprietary Limited
Country of incorporation		South Africa
% holding		100.00%	100.00%
Cartrack Insurance Agency Proprietary Limited [Member]
Interest in Subsidiaries (Details) - Schedule of following table lists the entities which are controlled by the group [Line Items]
Held by	[5]	Cartrack Holdings Proprietary Limited
Country of incorporation	[5]	South Africa
% holding	[5]	100.00%	100.00%
Cartrack Namibia Proprietary Limited [Member]
Interest in Subsidiaries (Details) - Schedule of following table lists the entities which are controlled by the group [Line Items]
Held by		Cartrack Holdings Proprietary Limited
Country of incorporation		Namibia
% holding		100.00%	100.00%
Cartrack Technologies Pte. Limited [Member]
Interest in Subsidiaries (Details) - Schedule of following table lists the entities which are controlled by the group [Line Items]
Held by		Cartrack Holdings Proprietary Limited
Country of incorporation		Singapore
% holding		100.00%	100.00%
Carzuka Proprietary Limited [Member]
Interest in Subsidiaries (Details) - Schedule of following table lists the entities which are controlled by the group [Line Items]
Held by		Cartrack Holdings Proprietary Limited
Country of incorporation		South Africa
% holding		100.00%	100.00%
Purple rain Properties No.444 Proprietary Limited [Member]
Interest in Subsidiaries (Details) - Schedule of following table lists the entities which are controlled by the group [Line Items]
Held by		Cartrack Holdings Proprietary Limited
Country of incorporation		South Africa
% holding		100.00%	100.00%
Karooooo Logistics (Pty) Ltd [Member]
Interest in Subsidiaries (Details) - Schedule of following table lists the entities which are controlled by the group [Line Items]
Held by	[6]	Cartrack Holdings Proprietary Limited
Country of incorporation	[6]	South Africa
% holding	[6]	70.10%	70.10%
Cartrack Telematics Proprietary Limited [Member]
Interest in Subsidiaries (Details) - Schedule of following table lists the entities which are controlled by the group [Line Items]
Held by	[7]	Cartrack Proprietary Limited
Country of incorporation	[7]	South Africa
% holding	[7]	49.00%	49.00%
CTK Shell 1 (Pty) Ltd [Member]
Interest in Subsidiaries (Details) - Schedule of following table lists the entities which are controlled by the group [Line Items]
Held by	[2],[8]	Cartrack Proprietary Limited
Country of incorporation	[2]	South Africa
% holding	[2]	100.00%	100.00%
Karu Holdings Proprietary Limited [Member]
Interest in Subsidiaries (Details) - Schedule of following table lists the entities which are controlled by the group [Line Items]
Held by		Cartrack Proprietary Limited
Country of incorporation		South Africa
% holding		100.00%	100.00%
Combined Telematics Services Proprietary Limited [Member]
Interest in Subsidiaries (Details) - Schedule of following table lists the entities which are controlled by the group [Line Items]
Held by	[2],[7]	Cartrack Proprietary Limited
Country of incorporation	[2]	South Africa
% holding	[2]	49.00%	49.00%
CTK Shell 2 (Pty) Ltd [Member]
Interest in Subsidiaries (Details) - Schedule of following table lists the entities which are controlled by the group [Line Items]
Held by	[2],[9]	Cartrack Proprietary Limited
Country of incorporation	[2]	South Africa
% holding	[2]	100.00%	100.00%
Cartrack Tanzania Limited [Member]
Interest in Subsidiaries (Details) - Schedule of following table lists the entities which are controlled by the group [Line Items]
Held by		Cartrack Technologies Pte. Limited
Country of incorporation		Tanzania
% holding		100.00%	100.00%
Karooooo Kenya Limited [Member]
Interest in Subsidiaries (Details) - Schedule of following table lists the entities which are controlled by the group [Line Items]
Held by	[2],[7],[10]	Cartrack Technologies Pte. Limited
Country of incorporation	[10]	Kenya
% holding	[10]	70.00%	100.00%
Cartrack Engineering Technologies Limited [Member]
Interest in Subsidiaries (Details) - Schedule of following table lists the entities which are controlled by the group [Line Items]
Held by		Cartrack Technologies Pte. Limited
Country of incorporation		Nigeria
% holding		100.00%	100.00%
PT. Cartrack Technologies Indonesia [Member]
Interest in Subsidiaries (Details) - Schedule of following table lists the entities which are controlled by the group [Line Items]
Held by		Cartrack Technologies Pte. Limited
Country of incorporation		Indonesia
% holding		100.00%	100.00%
Cartrack Investments UK Limited [Member]
Interest in Subsidiaries (Details) - Schedule of following table lists the entities which are controlled by the group [Line Items]
Held by	[2]	Cartrack Technologies Pte. Limited
Country of incorporation	[2]	United Kingdom
% holding	[2]	100.00%	100.00%
Cartrack Technologies (China) Limited [Member]
Interest in Subsidiaries (Details) - Schedule of following table lists the entities which are controlled by the group [Line Items]
Held by		Cartrack Technologies Pte. Limited
Country of incorporation		Hong Kong
% holding		100.00%	100.00%
Cartrack Malaysia SDN.BHD [Member]
Interest in Subsidiaries (Details) - Schedule of following table lists the entities which are controlled by the group [Line Items]
Held by		Cartrack Technologies Pte. Limited
Country of incorporation		Malaysia
% holding		100.00%	100.00%
Cartrack Technologies LLC [Member]
Interest in Subsidiaries (Details) - Schedule of following table lists the entities which are controlled by the group [Line Items]
Held by		Cartrack Technologies Pte. Limited
Country of incorporation		U.A.E
% holding		100.00%	100.00%
Cartrack Technologies PHL.INC [Member]
Interest in Subsidiaries (Details) - Schedule of following table lists the entities which are controlled by the group [Line Items]
Held by		Cartrack Technologies Pte. Limited
Country of incorporation		Philippines
% holding		100.00%	100.00%
Cartrack Technologies South East Asia Pte. Limited [Member]
Interest in Subsidiaries (Details) - Schedule of following table lists the entities which are controlled by the group [Line Items]
Held by		Cartrack Technologies Pte. Limited
Country of incorporation		Singapore
% holding		100.00%	100.00%
Cartrack Ireland Limited [Member]
Interest in Subsidiaries (Details) - Schedule of following table lists the entities which are controlled by the group [Line Items]
Held by		Cartrack Technologies Pte. Limited
Country of incorporation		Republic of Ireland
% holding		100.00%	100.00%
Cartrack Technologies (Thailand) Company Limited [Member]
Interest in Subsidiaries (Details) - Schedule of following table lists the entities which are controlled by the group [Line Items]
Held by		Cartrack Technologies Pte. Limited
Country of incorporation		Thailand
% holding		100.00%	100.00%
Cartrack New Zealand Limited [Member]
Interest in Subsidiaries (Details) - Schedule of following table lists the entities which are controlled by the group [Line Items]
Held by		Cartrack Technologies Pte. Limited
Country of incorporation		New Zealand
% holding		51.00%	51.00%
Cartrack (Australia) Proprietary Limited [Member]
Interest in Subsidiaries (Details) - Schedule of following table lists the entities which are controlled by the group [Line Items]
Held by		Cartrack Technologies Pte. Limited
Country of incorporation		Australia
% holding		100.00%	100.00%
Cartrack Technologies Zambia Limited [Member]
Interest in Subsidiaries (Details) - Schedule of following table lists the entities which are controlled by the group [Line Items]
Held by	[2]	Cartrack Technologies Pte. Limited
Country of incorporation	[2]	Zambia
% holding	[2]	100.00%	100.00%
Cartrack (Mauritius) Ltd [Member]
Interest in Subsidiaries (Details) - Schedule of following table lists the entities which are controlled by the group [Line Items]
Held by	[2]	Cartrack Technologies Pte. Limited
Country of incorporation	[2]	Mauritius
% holding	[2]	100.00%	100.00%
Cartrack Vietnam Limited Liability Company [Member]
Interest in Subsidiaries (Details) - Schedule of following table lists the entities which are controlled by the group [Line Items]
Held by	[2]	Cartrack Technologies Pte. Limited
Country of incorporation	[2]	Vietnam
% holding	[2]	100.00%	100.00%
Cartrack INC. [Member]
Interest in Subsidiaries (Details) - Schedule of following table lists the entities which are controlled by the group [Line Items]
Held by		Cartrack Ireland Limited
Country of incorporation		U.S.A
% holding		100.00%	100.00%
Cartrack Polska.Sp.zo.o [Member]
Interest in Subsidiaries (Details) - Schedule of following table lists the entities which are controlled by the group [Line Items]
Held by		Cartrack Ireland Limited
Country of incorporation		Poland
% holding		90.90%	90.90%
Cartrack Portugal S.A.[Member]
Interest in Subsidiaries (Details) - Schedule of following table lists the entities which are controlled by the group [Line Items]
Held by		Cartrack Ireland Limited
Country of incorporation		Portugal
% holding		100.00%	100.00%
Cartrack Espana. S.L.U.[Member]
Interest in Subsidiaries (Details) - Schedule of following table lists the entities which are controlled by the group [Line Items]
Held by		Cartrack Ireland Limited
Country of incorporation		Spain
% holding		100.00%	100.00%
Karu.Com. Unipessoal. Lda [Member]
Interest in Subsidiaries (Details) - Schedule of following table lists the entities which are controlled by the group [Line Items]
Held by		Cartrack Portugal S.A.
Country of incorporation		Portugal
% holding		100.00%	100.00%
Cartrack France SAS {Member]
Interest in Subsidiaries (Details) - Schedule of following table lists the entities which are controlled by the group [Line Items]
Held by	[11]	Cartrack Portugal S.A.
Country of incorporation	[11]	France
% holding	[11]		100.00%
Cartrack Limitada [Member]
Interest in Subsidiaries (Details) - Schedule of following table lists the entities which are controlled by the group [Line Items]
Held by	[7]	Cartrack Technologies LLC
Country of incorporation	[7]	Mozambique
% holding	[7]	50.00%	50.00%
Auto Club LDA [Member]
Interest in Subsidiaries (Details) - Schedule of following table lists the entities which are controlled by the group [Line Items]
Held by		Cartrack Technologies LLC
Country of incorporation		Mozambique
% holding		80.00%	80.00%
Cartrack for Information Technology Company [Member]
Interest in Subsidiaries (Details) - Schedule of following table lists the entities which are controlled by the group [Line Items]
Held by	[2]	Cartrack Technologies LLC
Country of incorporation	[2]	Kingdom of Saudi Arabia
% holding	[2]	51.00%

[1]	Previously known as Cartrack Holdings Limited
[2]	Dormant
[3]	90% of the share capital of Karooooo Cartrack Limited is held by Karooooo Limited and the remainder 10% of the share capital is held by Karooooo Management Company Pte Limited.
[4]	Previously known as Cartrack Technologies Proprietary Limited
[5]	Previously known as Drive and Save Proprietary Limited
[6]	Previously known as Picup Technologies Proprietary Limited
[7]	The Group considers Cartrack Limitada, Combined Telematics Services Proprietary Limited and Cartrack Telematics Proprietary limited as subsidiaries of the Group as the Group has the right to appoint majority of the directors on the Board of Directors of these entities through contractual shareholders' agreement. The Board of Directors of the companies direct the relevant activities of these entities. Accordingly, the Group is exposed to and has the rights to variable returns, and has the ability to affect those returns through the Board of Directors.
[8]	Previously known as Veraspan Proprietary Limited
[9]	Previously known as Zonke Bonke Telecoms Proprietary Limited
[10]	Previously known as Retriever Limited
[11]	Liquidated on May 19, 2022